Prepayments and Other Assets - Components of Current and Non-Current Portions of Prepayments and Other Assets (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2020 CNY (¥)
Prepayments And Other Assets [Line Items]
Contract assets allowance for credit losses	¥ 14,721,000		¥ 9,275,000				$ 2,310,000
Prepayments and Other Assets
Prepayments And Other Assets [Line Items]
Contract assets allowance for credit losses	14,721,000		9,275,000				2,310,000
Provisions (reversal) charged against the allowance for credit losses	5,446,000	$ 855,000	(9,310,000)		¥ (14,253,000)
Write-offs charged against the allowance for credit losses	0		0		¥ 0
Allowance for credit losses on other current assets	93,217,000		73,688,000				$ 14,628,000
Provisions (reversal) for credit losses on other current assets	¥ 19,529,000	3,065,000	¥ 73,688,000
Write-offs charged against the allowance | $		$ 0		$ 0		$ 0
Cumulative Effect Period of Adoption [Member] | ASU 2016-13 | Prepayments and Other Assets
Prepayments And Other Assets [Line Items]
Contract assets allowance for credit losses								¥ 11,360,000